Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and Other Receivables [Abstract]
Schedule of Current Assets - Trade and Other receivables
	June 30,	December 31,
	2024	2023
	€ in thousands
Current Assets:
Trade and other receivables:
Government authorities	4,431	4,851
Income receivable	3,357	1,013
Interest receivable	194	221
Advance tax payment	735	1,028
Trade receivable	706	205
Inventory	827	1,170
Loan to others	-	1,246
Prepaid expenses and other	3,290	1,983
	13,540	11,717
Non-current Assets:
Long term receivables
Prepaid expenses associated with long term loans	10,480	9,265
Annual rent deposits	664	656
Loans to others	508	509
Other	-	16
	11,652	10,446